Stockholders' equity - Summary of Change in Shares of Paid-in Capital and Reconciliation of Balances (Detail) - BRL (R$) R$ in Millions			12 Months Ended
	Dec. 15, 2017	Apr. 27, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Outstanding shares			6,464,630,518	6,512,700,007	6,513,485,554
Treasury shares, value			R$ (1,882)	R$ (4,353)
Purchase of shares			(3,089)	(947)	R$ (3,324)
Exercised options - granting of stock options				315
Disposals - stock option plan				433
Cancellation of Shares - Meeting of the Board of Directors December 15, 2017			0	2,670
Treasury shares, value			R$ (2,743)	R$ (1,882)	R$ (4,353)
Shares of capital stock, beginning balance			6,582,307,543	6,083,915,949
Cancellation of Shares			(31,793,105)	(100,000,000)
Bonus Shares-ESM of 09/14/2016-Carried out at 09/23/2016				598,391,594
Shares of capital stock, ending balance			6,550,514,438	6,582,307,543	6,083,915,949
Treasury shares, beginning balance			69,607,536	162,565,445
Purchase of shares			84,197,137	30,640,000
Exercised options - granting of stock options			(28,008,923)	(19,931,626)
Disposals - stock option plan			(8,118,725)	(8,293,957)
Cancellation of Shares			(31,793,105)	(100,000,000)
Bonus Shares-ESM of 09/14/2016-Carried out at 09/23/2016				4,627,674
Treasury shares, ending balance			85,883,920	69,607,536	162,565,445
Brazil [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			4,440,314,042	4,164,433,582
Shares of capital stock, ending balance			4,415,364,847	4,440,314,042	4,164,433,582
Foreign [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			2,141,993,501	1,919,482,367
Shares of capital stock, ending balance			2,135,149,591	2,141,993,501	1,919,482,367
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares, value			R$ (1,882)
Purchase of shares			(3,089)	R$ (947)	R$ (3,324)
Exercised options - granting of stock options			728
Disposals - stock option plan			322
Cancellation of Shares - Meeting of the Board of Directors December 15, 2017			1,178	2,670
Treasury shares, value			R$ (2,743)	R$ (1,882)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Outstanding shares			3,305,526,906	3,351,741,143	3,351,741,143
Shares of capital stock, beginning balance			3,351,744,217	3,047,040,198
Cancellation of Shares	(31,793,105)		(31,793,105)
Bonus Shares-ESM of 09/14/2016-Carried out at 09/23/2016				304,704,019
Shares of capital stock, ending balance			3,319,951,112	3,351,744,217	3,047,040,198
Treasury shares, beginning balance			3,074	2,795
Purchase of shares			46,214,237
Cancellation of Shares	(31,793,105)		(31,793,105)
Bonus Shares-ESM of 09/14/2016-Carried out at 09/23/2016				279
Treasury shares, ending balance			14,424,206	3,074	2,795
Ordinary shares [member] | Brazil [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			3,335,350,311	3,033,657,386
Shares of capital stock, ending balance			3,299,073,506	3,335,350,311	3,033,657,386
Ordinary shares [member] | Foreign [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			16,393,906	13,382,812
Shares of capital stock, ending balance			20,877,606	16,393,906	13,382,812
Preference shares [member]
Disclosure of classes of share capital [line items]
Outstanding shares			3,159,103,612	3,160,958,864	3,161,744,411
Shares of capital stock, beginning balance			3,230,563,326	3,036,875,751
Cancellation of Shares		(100,000,000)		(100,000,000)
Bonus Shares-ESM of 09/14/2016-Carried out at 09/23/2016				293,687,575
Shares of capital stock, ending balance			3,230,563,326	3,230,563,326	3,036,875,751
Treasury shares, beginning balance			69,604,462	162,562,650
Purchase of shares			37,982,900	30,640,000
Exercised options - granting of stock options			(28,008,923)	(19,931,626)
Disposals - stock option plan			(8,118,725)	(8,293,957)
Cancellation of Shares		(100,000,000)		(100,000,000)
Bonus Shares-ESM of 09/14/2016-Carried out at 09/23/2016				4,627,395
Treasury shares, ending balance			71,459,714	69,604,462	162,562,650
Preference shares [member] | Brazil [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			1,104,963,731	1,130,776,196
Shares of capital stock, ending balance			1,116,291,341	1,104,963,731	1,130,776,196
Preference shares [member] | Foreign [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			2,125,599,595	1,906,099,555
Shares of capital stock, ending balance			2,114,271,985	2,125,599,595	1,906,099,555